Supplement dated June 27, 2025
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/25
Joseph Monahan, Managing Partner and Portfolio Manager on the Conestoga Capital Advisors, LLC (Conestoga) sleeve of the Fund, is stepping down as Co-Portfolio Manager on December 31, 2025, and he will be retiring from Conestoga in late 2026.
Shareholders should retain this Supplement for future reference.
SUP102_08_016_(06/25)